CONSOLIDATED STATEMENTS OF CASH FLOWS - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash generated from operations	₩ 95,574	₩ 150,232	₩ 124,674
Interest received	15,054	10,435	3,033
Interest paid	(130)	(157)	(122)
Income taxes paid	(31,943)	(28,080)	(29,307)
Net cash inflow from operating activities	78,555	132,430	98,278
Cash flows from investing activities
Increase in short‑term financial instruments, net	(42,265)	(110,179)	(19,000)
Increase in other non-current financial assets	(30)	(626)	(565)
Decrease in other non-current financial assets	8	0	0
Decrease in other current financial assets	7	3	5
Proceeds from disposal of property and equipment	7	21	15
Purchase of property and equipment	(614)	(2,461)	(739)
Purchase of intangible assets	(4,147)	(3,337)	(2,056)
Net cash outflow in investing activities	(47,034)	(116,579)	(22,340)
Cash flows from financing activities
Repayment of lease liabilities	(4,525)	(4,083)	(3,918)
Cost of issuing shares of subsidiaries	(16)	0	0
Acquisition of non-controlling interests	(100)	0	0
Net cash outflow in financing activities	(4,641)	(4,083)	(3,918)
Effect of exchange rate changes on cash and cash equivalents	17,936	2,437	(1,248)
Net increase (decrease) in cash and cash equivalents	44,816	14,205	70,772
Cash and cash equivalents at beginning of the year	184,082	169,877	99,105
Cash and cash equivalents at end of the year	₩ 228,898	₩ 184,082	₩ 169,877